FIXED ASSETS	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 4 - FIXED ASSETS

Fixed assets consist of the following at December 31:

	2011	2010
Furniture and fixtures	$128,093	$128,093
Computer equipment	61,831	58,231
Machinery and equipment	250,986	242,980
Leasehold improvements	19,348	19,348
Total	460,258	448,652
Less accumulated depreciation	(410,773)	(383,138)
Net book value	$49,485	$65,514

Depreciation expense charged to operations during 2011 and 2010 was $27,635 and $27,423, respectively.